Cover Non-Printing		6 Months Ended
	Jul. 30, 2019	Jun. 30, 2019
Cover page.
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Registrant Name	Ingersoll-Rand plc
Entity Address, Postal Zip Code		00000